Risk management - Disclosure of Detailed Information about Accounts Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of accounts receivables [line items]
Accounts receivables	$ 82.6	$ 68.9
Current [member]
Disclosure of accounts receivables [line items]
Accounts receivables	76.5	62.0
Later than one month and not later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	5.1	5.1
Later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	$ 1.0	$ 1.8